OTHER OPERATING INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Other operating income	$ 10,538	$ 5,574	$ 4,539
Grants	900	878	1,165
Total	$ 10,538	$ 5,574	$ 4,539